UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 97.4%
Australia 7.8%
AGL Energy Ltd.	11,060	159,174
ALS Ltd.	8,730	85,594
Alumina Ltd.*	53,183	51,080
Amcor Ltd.	24,797	242,642
AMP Ltd.	63,095	271,394
APA Group	17,114	95,359
Asciano Group	22,418	121,944
ASX Ltd.	4,219	135,961
Aurizon Holdings Ltd.	41,326	180,508
Australia & New Zealand Banking Group Ltd.	57,197	1,643,672
Bendigo & Adelaide Bank Ltd.	8,344	78,032
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	66,878	2,230,624
Boral Ltd.	16,114	72,174
Brambles Ltd.	31,830	270,706
Caltex Australia Ltd.	2,658	46,213
CFS Retail Property Trust (REIT)	43,242	80,716
Coca-Cola Amatil Ltd.	11,650	133,266
Cochlear Ltd.	1,126	63,563
Commonwealth Bank of Australia	33,564	2,231,160
Computershare Ltd.	9,602	88,915
Crown Ltd.	8,332	120,903
CSL Ltd.	10,126	604,151
Dexus Property Group (REIT)	98,617	92,527
Echo Entertainment Group Ltd.	14,672	37,933
Federation Centres Ltd. (REIT)	29,096	61,925
Flight Centre Ltd.	1,097	49,467
Fortescue Metals Group Ltd.	31,739	140,849
Goodman Group (REIT)	34,916	159,070
GPT Group (REIT)	36,037	117,006
Harvey Norman Holdings Ltd.	9,986	29,643
Iluka Resources Ltd.	8,730	93,441
Incitec Pivot Ltd.	32,247	81,064
Insurance Australia Group Ltd.	42,563	233,114
Leighton Holdings Ltd.	3,437	61,743
Lend Lease Group	11,228	106,446
Macquarie Group Ltd.	6,592	294,920
Metcash Ltd.	17,492	52,294
Mirvac Group (REIT) (Units)	74,656	121,205
National Australia Bank Ltd.	48,856	1,565,377
Newcrest Mining Ltd.	15,548	169,855
Orica Ltd.	7,472	139,870
Origin Energy Ltd.	23,656	311,199
Qantas Airways Ltd.*	24,002	33,032
QBE Insurance Group Ltd.	25,550	349,763
Ramsay Health Care Ltd.	2,601	87,898
Rio Tinto Ltd.	9,196	530,156
Santos Ltd.	19,702	278,170
Seek Ltd.	6,540	72,503
Sonic Healthcare Ltd.	7,754	117,132
SP AusNet	32,151	35,996
Stockland (REIT) (Units)	50,031	180,649
Suncorp Group Ltd.	27,567	336,469
Sydney Airport	3,662	13,431
TABCORP Holdings Ltd.	15,171	46,438
Tatts Group Ltd.	28,582	82,670
Telstra Corp., Ltd.	89,127	413,342
Toll Holdings Ltd.	13,478	73,319
Transurban Group	28,573	181,270
Treasury Wine Estates Ltd.	12,779	52,716
Wesfarmers Ltd.	21,082	809,301
Westfield Group (REIT) (Units)	43,216	443,909
Westfield Retail Trust (REIT)	62,205	172,442
Westpac Banking Corp.	64,658	1,975,857
Whitehaven Coal Ltd.*	10,998	20,624
Woodside Petroleum Ltd.	13,929	498,082
Woolworths Ltd.	26,070	851,570
WorleyParsons Ltd.	4,327	98,248

(Cost $10,177,185)		20,681,686
Austria 0.3%
Andritz AG	1,525	89,781
Erste Group Bank AG	5,245	165,768
Immofinanz AG*	19,599	85,565
OMV AG	3,010	148,748
Raiffeisen Bank International AG	1,029	33,676
Telekom Austria AG	4,279	35,924
Verbund AG	1,449	32,821
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	38,302
Voestalpine AG	2,333	111,613

(Cost $561,845)		742,198
Belgium 1.1%
Ageas	4,711	190,853
Anheuser-Busch InBev NV	16,747	1,664,532
Belgacom SA	3,010	80,037
Colruyt SA	1,494	82,947
Delhaize Group SA	2,093	131,953
Groupe Bruxelles Lambert SA	1,650	140,344
KBC GROEP NV	4,656	228,838
Solvay SA	1,210	181,492
Telenet Group Holding NV	1,003	49,947
UCB SA	2,253	137,154
Umicore SA	2,266	110,100

(Cost $1,927,832)		2,998,197
Bermuda 0.1%
Seadrill Ltd. (Cost $148,160)	7,646	343,379
Channel Islands 0.1%
Randgold Resources Ltd.	1,789	128,277
Resolution Ltd.	28,687	147,636

(Cost $255,086)		275,913
China 0.0%
AAC Technologies Holdings, Inc. (Cost $85,193)	15,000	68,440
Denmark 1.1%
A P Moller-Maersk AS "A"	11	95,116
A P Moller-Maersk AS "B"	27	247,944
Carlsberg AS "B"	2,199	226,518
Coloplast AS "B"	2,236	127,299
Danske Bank AS*	13,449	289,479
DSV AS	3,919	111,161
Novo Nordisk AS "B"	8,304	1,407,761
Novozymes AS "B" (a)	4,667	178,506
TDC AS	15,138	128,075
Tryg AS	481	44,272
William Demant Holding AS*	523	48,330

(Cost $900,325)		2,904,461
Finland 0.9%
Elisa Oyj	2,821	67,279
Fortum Oyj	9,055	204,328
Kesko Oyj "B"	1,276	38,295
Kone Oyj "B"	3,179	284,045
Metso Corp.	2,654	104,170
Neste Oil Oyj	2,592	57,529
Nokia Oyj*	76,450	499,002
Nokian Renkaat Oyj	2,325	118,077
Orion Oyj "B"	1,913	48,198
Pohjola Bank PLC "A"	2,751	45,719
Sampo Oyj "A"	8,883	381,773
Stora Enso Oyj "R"	11,020	93,393
UPM-Kymmene Oyj	10,898	150,874
Wartsila Oyj	3,619	163,351

(Cost $1,689,794)		2,256,033
France 9.4%
Accor SA	3,239	134,732
Aeroports de Paris	621	65,001
Air Liquide SA	6,518	908,054
Alstom SA	4,391	156,464
Arkema	1,281	142,758
AtoS	1,167	91,200
AXA SA	37,273	865,002
BNP Paribas SA	20,623	1,395,883
Bouygues SA	3,967	144,825
Bureau Veritas SA	4,472	141,000
Cap Gemini	2,929	174,327
Carrefour SA	12,756	437,189
Casino Guichard-Perrachon SA	1,159	119,503
CGG*	3,135	72,279
Christian Dior SA	1,111	217,966
Cie Generale des Etablissements Michelin	3,855	427,490
CNP Assurances	4,061	73,194
Compagnie de Saint-Gobain	8,429	417,597
Credit Agricole SA*	20,358	224,653
DANONE SA	11,949	899,686
Dassault Systemes SA	1,282	171,288
Edenred	4,146	134,651
Electricite de France (a)	5,005	158,352
Essilor International SA	4,303	462,950
Eurazeo SA	626	40,180
European Aeronautic Defence & Space Co.	12,193	777,174
Eutelsat Communications	2,922	92,407
Fonciere des Regions (REIT)	594	49,283
GDF Suez	27,867	700,428
Gecina SA (REIT)	434	55,564
Groupe Eurotunnel SA (Registered)	11,088	101,076
Icade (REIT)	726	66,334
Iliad SA	472	110,132
Imerys SA	716	50,036
JC Decaux SA	1,281	47,231
Kering	1,595	357,623
Klepierre (REIT)	2,068	89,703
L'Oreal SA	5,056	868,644
Lafarge SA	3,834	267,046
Lagardere SCA	2,201	71,491
Legrand SA	5,612	311,756
LVMH Moet Hennessy Louis Vuitton SA	5,281	1,040,802
Natixis	18,355	87,910
Orange SA	39,237	492,179
Pernod-Ricard SA	4,467	555,014
Publicis Groupe	3,701	294,603
Remy Cointreau SA	483	51,481
Renault SA	4,076	325,183
Rexel SA	4,319	109,962
Safran SA	5,098	314,150
Sanofi	24,790	2,513,919
Schneider Electric SA	10,747	909,334
SCOR SE	3,049	101,037
Societe BIC SA	609	70,822
Societe Generale	14,554	725,840
Sodexo	1,920	179,258
Suez Environnement Co.	5,888	95,533
Technip SA	2,176	255,589
Thales SA	1,813	99,646
Total SA	44,481	2,585,295
Unibail-Rodamco SE (REIT) (b)	166	41,187
Unibail-Rodamco SE (REIT) (b)	1,866	463,190
Vallourec SA	2,201	131,917
Veolia Environnement	7,643	130,602
Vinci SA	9,745	566,663
Vivendi	25,103	577,725
Wendel	650	88,127
Zodiac Aerospace	712	113,349

(Cost $16,660,056)		25,012,469
Germany 8.0%
Adidas AG	4,405	478,367
Allianz SE (Registered)	9,507	1,494,536
Axel Springer AG	803	44,682
BASF SE	19,133	1,837,059
Bayer AG (Registered)	17,222	2,030,719
Bayerische Motoren Werke (BMW) AG	6,939	745,976
Beiersdorf AG	2,052	182,214
Brenntag AG	1,049	174,700
Celesio AG	1,727	38,882
Commerzbank AG*	19,704	226,866
Continental AG	2,358	399,660
Daimler AG (Registered)	20,010	1,559,697
Deutsche Bank AG (Registered) (c)	21,197	973,274
Deutsche Boerse AG	3,929	295,652
Deutsche Lufthansa AG (Registered)*	4,778	93,184
Deutsche Post AG (Registered)	19,099	634,190
Deutsche Telekom AG (Registered)	58,817	853,123
E.ON AG	37,823	672,753
Fraport AG	738	51,817
Fresenius Medical Care AG & Co. KGaA	4,576	297,657
Fresenius SE & Co. KGaA	2,539	315,401
GEA Group AG	3,726	152,989
Hannover Rueck SE	1,250	91,932
HeidelbergCement AG	2,862	220,735
Henkel AG & Co. KGaA	2,646	234,341
Hochtief AG	611	53,344
Hugo Boss AG	646	83,589
Infineon Technologies AG	22,047	220,562
K+S AG (Registered) (a)	3,529	91,480
Kabel Deutschland Holding AG*	1,804	212,083
Lanxess AG	1,713	111,195
Linde AG	3,878	768,499
MAN SE	714	85,146
Merck KGaA	1,318	205,688
Metro AG	2,567	101,848
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,758	735,085
OSRAM Licht AG*	1,615	75,818
ProSiebenSat.1 Media AG (Registered)	2,169	92,074
RWE AG	9,929	337,993
SAP AG	19,209	1,419,776
Siemens AG (Registered)	16,519	1,991,515
Suedzucker AG	1,608	47,377
Telefonica Deutschland Holding AG	5,708	45,079
ThyssenKrupp AG* (a)	7,879	188,599
United Internet AG (Registered)	2,171	82,270
Volkswagen AG	603	136,770

(Cost $12,360,683)		21,186,196
Greece 0.0%
Hellenic Telecommunications Organization SA*	4,926	51,357
OPAP SA	4,410	49,298

(Cost $101,441)		100,655
Hong Kong 2.7%
AIA Group Ltd.	251,481	1,183,901
ASM Pacific Technology Ltd.	4,900	49,688
Bank of East Asia Ltd.	25,156	106,473
BOC Hong Kong (Holdings) Ltd.	75,821	243,731
Cathay Pacific Airways Ltd.	24,000	46,927
Cheung Kong (Holdings) Ltd.	29,000	441,125
Cheung Kong Infrastructure Holdings Ltd.	13,000	90,256
CLP Holdings Ltd.	37,774	308,139
First Pacific Co., Ltd.	50,544	55,695
Galaxy Entertainment Group Ltd.*	42,497	298,864
Hang Lung Properties Ltd.	46,000	157,002
Hang Seng Bank Ltd.	15,600	254,214
Henderson Land Development Co., Ltd.	21,366	132,233
HKT Trust & HKT Ltd.	44,000	41,357
Hong Kong & China Gas Co., Ltd.	117,597	281,943
Hong Kong Exchanges & Clearing Ltd.	23,739	380,473
Hopewell Holdings Ltd.	11,000	36,907
Hutchison Whampoa Ltd.	45,100	541,834
Hysan Development Co., Ltd.	12,773	57,115
Kerry Properties Ltd.	12,932	55,168
Li & Fung Ltd.	120,240	175,227
Link (REIT)	47,653	233,584
MGM China Holdings Ltd.	19,097	64,073
MTR Corp., Ltd.	29,408	116,489
New World Development Co., Ltd.	76,730	115,423
Noble Group Ltd.	85,891	63,694
NWS Holdings Ltd.	29,511	45,548
Orient Overseas International Ltd.	3,900	22,889
PCCW Ltd.	83,200	36,773
Power Assets Holdings Ltd.	28,000	250,427
Shangri-La Asia Ltd.	31,540	52,197
Sino Land Co., Ltd.	59,639	87,551
SJM Holdings Ltd.	40,337	113,678
Sun Hung Kai Properties Ltd.	33,364	453,339
Swire Pacific Ltd. "A"	14,000	167,681
Swire Properties Ltd.	24,400	68,747
Wharf Holdings Ltd.	32,750	283,964
Wheelock & Co., Ltd.	19,000	101,053
Yue Yuen Industrial (Holdings) Ltd.	15,000	41,605

(Cost $4,144,979)		7,256,987
Ireland 0.7%
Bank of Ireland*	430,782	123,490
CRH PLC (b)	3,428	82,068
CRH PLC (b)	12,079	290,551
Elan Corp. PLC*	9,981	156,267
Experian PLC	21,423	408,047
James Hardie Industries SE (CDI)	9,150	91,178
Kerry Group PLC "A" (b)	2,749	166,361
Kerry Group PLC "A" (b)	309	18,831
Ryanair Holdings PLC	3,380	28,777
Shire PLC	11,413	456,981

(Cost $989,468)		1,822,551
Israel 0.4%
Bank Hapoalim BM	21,856	110,527
Bank Leumi Le-Israel*	26,112	97,175
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	69,208
Delek Group Ltd.	81	26,450
Israel Chemicals Ltd.	9,199	77,647
Mizrahi Tefahot Bank Ltd.	2,751	30,331
NICE Systems Ltd.	1,179	48,761
Teva Pharmaceutical Industries Ltd.	17,810	670,929
The Israel Corp., Ltd.*	52	27,468

(Cost $1,431,882)		1,158,496
Italy 1.9%
Assicurazioni Generali SpA	23,919	477,804
Atlantia SpA (a)	6,827	139,062
Banca Monte dei Paschi di Siena SpA*	130,960	36,391
Enel Green Power SpA	34,817	74,704
Enel SpA	139,090	533,336
Eni SpA	53,086	1,223,927
EXOR SpA	2,004	75,249
Fiat SpA*	18,015	143,548
Finmeccanica SpA*	8,045	48,174
Intesa Sanpaolo	244,780	505,738
Luxottica Group SpA	3,381	179,849
Mediobanca SpA	10,243	71,552
Pirelli & C. SpA	4,697	61,160
Prysmian SpA	4,039	98,861
Saipem SpA	5,396	117,330
Snam SpA	41,381	209,709
Telecom Italia SpA	205,107	169,379
Telecom Italia SpA (RSP)	126,354	83,816
Terna - Rete Elettrica Nationale SpA	32,648	147,477
UBI Banca - Unione di Banche Italiane ScpA	17,061	86,282
UniCredit SpA	91,220	583,737

(Cost $5,140,589)		5,067,085
Japan 21.2%
ABC-Mart, Inc.	500	24,395
Acom Co., Ltd.*	8,100	30,655
Advantest Corp.	3,000	34,738
AEON Co., Ltd.	12,300	169,881
AEON Financial Service Co., Ltd.	1,230	38,780
AEON Mall Co., Ltd.	2,500	74,331
Air Water, Inc.	3,553	52,580
Aisin Seiki Co., Ltd.	3,900	167,155
Ajinomoto Co., Inc.	12,000	158,004
Alfresa Holdings Corp.	800	41,346
Amada Co., Ltd.	7,000	63,327
ANA Holdings, Inc.	23,000	50,241
Aozora Bank Ltd.	23,000	68,277
Asahi Glass Co., Ltd.	21,000	130,643
Asahi Group Holdings Ltd.	7,900	207,890
Asahi Kasei Corp.	26,000	196,455
ASICS Corp.	3,300	57,218
Astellas Pharma, Inc. (a)	9,100	465,143
Benesse Holdings, Inc.	1,500	54,584
Bridgestone Corp.	13,300	486,847
Brother Industries Ltd.	4,700	53,268
Calbee, Inc.	1,600	46,480
Canon, Inc.	23,800	760,563
Casio Computer Co., Ltd.	4,400	40,851
Central Japan Railway Co.	3,000	385,231
Chiyoda Corp.	3,065	36,963
Chubu Electric Power Co., Inc.	13,100	178,558
Chugai Pharmaceutical Co., Ltd.	4,600	94,633
Chugoku Electric Power Co., Inc.	5,900	94,023
Citizen Holdings Co., Ltd.	5,400	38,005
Coca-Cola West Co., Ltd.	1,100	22,004
Cosmo Oil Co., Ltd.*	11,000	20,650
Credit Saison Co., Ltd.	3,300	89,750
Dai Nippon Printing Co., Ltd.	11,000	116,717
Dai-ichi Life Insurance Co., Ltd.	17,300	247,974
Daicel Corp.	6,000	54,265
Daido Steel Co., Ltd.	6,000	35,419
Daihatsu Motor Co., Ltd.	4,000	77,715
Daiichi Sankyo Co., Ltd. (a)	13,700	248,574
Daikin Industries Ltd.	4,800	255,145
Dainippon Sumitomo Pharma Co., Ltd.	3,100	42,373
Daito Trust Construction Co., Ltd.	1,500	150,216
Daiwa House Industry Co., Ltd.	12,000	225,001
Daiwa Securities Group, Inc.	34,000	306,788
DeNA Co., Ltd.	2,100	42,794
Denso Corp.	10,300	482,583
Dentsu, Inc.	4,300	164,273
Don Quijote Co., Ltd.	1,100	69,049
East Japan Railway Co.	7,039	606,749
Eisai Co., Ltd. (a)	5,100	207,725
Electric Power Development Co., Ltd.	2,400	78,446
FamilyMart Co., Ltd.	1,200	51,997
FANUC Corp.	4,000	661,464
Fast Retailing Co., Ltd.	1,100	415,048
Fuji Electric Co., Ltd.	11,000	45,009
Fuji Heavy Industries Ltd.	11,982	333,312
Fujifilm Holdings Corp.	9,400	226,365
Fujitsu Ltd.*	38,000	142,160
Fukuoka Financial Group, Inc.	16,000	72,470
Gree, Inc.	2,340	18,240
GungHo Online Entertainment, Inc.* (a)	70	54,812
Hakuhodo Dy Holdings, Inc.	4,800	35,742
Hamamatsu Photonics KK	1,478	55,793
Hankyu Hanshin Holdings, Inc.	23,000	127,965
Hino Motors Ltd.	5,000	74,098
Hirose Electric Co., Ltd.	600	92,414
Hisamitsu Pharmaceutical Co., Inc.	1,300	72,678
Hitachi Chemical Co., Ltd.	2,100	33,818
Hitachi Construction Machinery Co., Ltd.	2,100	47,194
Hitachi High-Technologies Corp.	1,300	29,241
Hitachi Ltd.	101,000	668,759
Hitachi Metals Ltd.	5,000	61,461
Hokkaido Electric Power Co., Inc.*	3,700	50,003
Hokuhoku Financial Group, Inc.	24,000	50,548
Hokuriku Electric Power Co.	3,300	48,368
Honda Motor Co., Ltd.	34,000	1,299,321
Hoya Corp.	8,900	210,831
Hulic Co., Ltd.	5,600	84,273
IBIDEN Co., Ltd.	2,200	36,075
Idemitsu Kosan Co., Ltd.	500	43,364
IHI Corp.	27,000	114,155
INPEX Corp.	18,000	212,778
Isetan Mitsukoshi Holdings Ltd.	7,120	105,961
Isuzu Motors Ltd.	24,000	159,103
Itochu Corp. (a)	31,900	391,931
Itochu Techno-Solutions Corp.	500	17,804
J. Front Retailing Co., Ltd.	10,000	81,271
Japan Airlines Co., Ltd.	1,200	72,731
Japan Exchange Group, Inc.	5,000	111,195
Japan Petroleum Exploration Co., Ltd.	600	25,866
Japan Prime Realty Investment Corp. (REIT)	16	56,219
Japan Real Estate Investment Corp. (REIT)	12	140,632
Japan Retail Fund Investment Corp. (REIT)	43	88,491
Japan Steel Works Ltd.	7,000	40,775
Japan Tobacco, Inc.	23,000	830,484
JFE Holdings, Inc.	10,025	261,216
JGC Corp.	4,000	144,802
JSR Corp.	3,600	67,086
JTEKT Corp.	4,000	55,045
JX Holdings, Inc.	46,000	239,230
Kajima Corp.	17,000	69,499
Kamigumi Co., Ltd.	5,000	42,578
Kaneka Corp.	6,000	39,277
Kansai Electric Power Co., Inc.*	14,300	182,198
Kansai Paint Co., Ltd.	5,000	66,457
Kao Corp.	10,700	334,334
Kawasaki Heavy Industries Ltd.	29,000	126,248
KDDI Corp.	11,300	581,653
Keikyu Corp.	10,000	94,803
Keio Corp.	12,000	86,291
Keisei Electric Railway Co., Ltd.	7,000	73,137
Keyence Corp.	970	369,463
Kikkoman Corp.	3,000	55,014
Kinden Corp.	3,000	32,281
Kintetsu Corp. (a)	32,900	122,770
Kirin Holdings Co., Ltd.	18,000	263,078
Kobe Steel Ltd.*	52,000	96,927
Koito Manufacturing Co., Ltd.	2,158	41,123
Komatsu Ltd.	19,100	476,806
Konami Corp.	2,000	46,266
Konica Minolta Holdings, Inc.	9,500	80,045
Kubota Corp.	22,000	319,505
Kuraray Co., Ltd.	6,900	82,888
Kurita Water Industries Ltd.	2,300	48,972
Kyocera Corp.	7,000	372,958
Kyowa Hakko Kirin Co., Ltd.	4,910	50,561
Kyushu Electric Power Co., Inc.*	8,700	124,550
Lawson, Inc.	1,300	102,039
LIXIL Group Corp.	5,448	112,556
M3, Inc.	15	41,636
Mabuchi Motor Co., Ltd.	500	26,436
Makita Corp.	2,300	133,821
Marubeni Corp. (a)	34,000	268,366
Marui Group Co., Ltd.	4,600	43,238
Maruichi Steel Tube Ltd.	1,000	24,880
Mazda Motor Corp.*	59,000	264,359
McDonald's Holdings Co. (Japan), Ltd.	1,300	35,843
Medipal Holdings Corp.	2,700	33,392
MEIJI Holdings Co., Ltd.	1,200	65,811
Miraca Holdings, Inc.	1,107	49,479
Mitsubishi Chemical Holdings Corp.	28,000	131,232
Mitsubishi Corp. (a)	29,600	600,394
Mitsubishi Electric Corp.	41,000	432,781
Mitsubishi Estate Co., Ltd.	26,000	771,470
Mitsubishi Gas Chemical Co., Inc.	8,000	67,417
Mitsubishi Heavy Industries Ltd.	65,000	374,112
Mitsubishi Logistics Corp.	3,000	45,509
Mitsubishi Materials Corp.	22,000	91,130
Mitsubishi Motors Corp.*	8,600	95,553
Mitsubishi Tanabe Pharma Corp.	4,500	63,221
Mitsubishi UFJ Financial Group, Inc. (a)	265,600	1,703,784
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	62,164
Mitsui & Co., Ltd. (a)	36,600	533,286
Mitsui Chemicals, Inc.	16,000	44,048
Mitsui Fudosan Co., Ltd.	18,000	608,387
Mitsui O.S.K Lines Ltd.*	22,000	99,722
Mizuho Financial Group, Inc. (a)	479,790	1,044,343
MS&AD Insurance Group Holdings, Inc. (a)	10,900	285,635
Murata Manufacturing Co., Ltd.	4,300	329,496
Nabtesco Corp.	1,925	47,029
Namco Bandai Holdings, Inc.	3,650	68,268
NEC Corp.	50,900	118,133
Nexon Co., Ltd.	2,100	25,671
NGK Insulators Ltd.	6,000	91,372
NGK Spark Plug Co., Ltd.	4,000	88,867
NHK Spring Co., Ltd.	3,100	31,891
Nidec Corp.	2,100	173,898
Nikon Corp.	6,900	120,476
Nintendo Co., Ltd.	2,200	249,992
Nippon Building Fund, Inc. (REIT)	14	174,362
Nippon Electric Glass Co., Ltd.	8,000	42,918
Nippon Express Co., Ltd.	16,000	80,424
Nippon Meat Packers, Inc.	4,000	57,405
Nippon Prologis REIT, Inc. (REIT)	5	50,088
Nippon Steel & Sumitomo Metal	160,000	545,426
Nippon Telegraph & Telephone Corp. (a)	8,938	463,924
Nippon Yusen Kabushiki Kaisha	34,000	107,715
Nishi-Nippon City Bank Ltd.	13,000	35,509
Nissan Motor Co., Ltd. (a)	52,300	526,569
Nisshin Seifun Group, Inc.	4,400	44,468
Nissin Foods Holdings Co., Ltd.	1,200	49,333
Nitori Holdings Co., Ltd.	700	64,207
Nitto Denko Corp. (a)	3,400	222,755
NKSJ Holdings, Inc.	6,800	175,462
NOK Corp.	1,800	28,122
Nomura Holdings, Inc.	76,400	596,583
Nomura Real Estate Holdings, Inc.	2,500	61,574
Nomura Real Estate Office Fund, Inc. (REIT)	6	30,841
Nomura Research Institute Ltd.	2,100	73,151
NSK Ltd.	10,000	102,589
NTT Data Corp.	2,600	87,840
NTT DoCoMo, Inc. (a)	32,200	523,150
NTT Urban Development Corp.	2,500	32,866
Obayashi Corp.	13,000	77,768
Odakyu Electric Railway Co., Ltd. (a)	13,000	129,447
Oji Holdings Corp.	16,000	75,166
Olympus Corp.*	4,800	146,100
Omron Corp.	4,200	151,999
Ono Pharmaceutical Co., Ltd.	1,700	104,732
Oracle Corp.	800	29,811
Oriental Land Co., Ltd.	1,000	165,527
ORIX Corp.	26,500	433,717
Osaka Gas Co., Ltd.	38,000	162,180
Otsuka Corp.	300	38,339
Otsuka Holdings KK	7,422	215,474
Panasonic Corp.	46,814	453,733
Park24 Co., Ltd.	1,900	33,833
Rakuten, Inc.	14,800	224,894
Resona Holdings, Inc.	38,400	196,665
Ricoh Co., Ltd.	14,000	162,091
Rinnai Corp.	700	52,072
ROHM Co., Ltd.	2,000	82,271
Sankyo Co., Ltd.	1,100	53,826
Sanrio Co., Ltd.	899	55,369
Santen Pharmaceutical Co., Ltd.	1,500	72,877
SBI Holdings, Inc.	4,144	53,908
Secom Co., Ltd.	4,300	269,881
Sega Sammy Holdings, Inc.	3,800	110,079
Sekisui Chemical Co., Ltd.	9,000	91,925
Sekisui House Ltd.	11,000	148,302
Seven & I Holdings Co., Ltd.	15,900	582,401
Seven Bank Ltd.	12,100	40,548
Sharp Corp.*	21,000	77,539
Shikoku Electric Power Co., Inc.*	3,600	61,386
Shimadzu Corp.	5,000	47,499
Shimamura Co., Ltd.	500	49,809
Shimano, Inc.	1,600	143,159
Shimizu Corp.	12,000	58,818
Shin-Etsu Chemical Co., Ltd.	8,600	527,976
Shinsei Bank Ltd.	34,000	82,695
Shionogi & Co., Ltd.	6,100	128,544
Shiseido Co., Ltd.	7,400	133,300
Showa Denko KK	31,000	42,069
Showa Shell Sekiyu KK	3,800	42,632
SMC Corp.	1,100	262,585
Softbank Corp.	20,000	1,389,947
Sojitz Corp.	26,300	51,663
Sony Corp. (a)	21,400	458,538
Sony Financial Holdings, Inc.	3,500	64,354
Stanley Electric Co., Ltd.	2,900	61,842
Sumco Corp.	2,200	17,886
Sumitomo Chemical Co., Ltd.	30,000	114,524
Sumitomo Corp. (a)	22,900	309,274
Sumitomo Electric Industries Ltd.	15,400	223,548
Sumitomo Heavy Industries Ltd.	11,000	50,149
Sumitomo Metal Mining Co., Ltd. (a)	11,000	155,943
Sumitomo Mitsui Financial Group, Inc. (a)	26,591	1,290,939
Sumitomo Mitsui Trust Holdings, Inc. (a)	70,100	348,136
Sumitomo Realty & Development Co., Ltd.	8,000	381,524
Sumitomo Rubber Industries Ltd.	3,400	52,631
Suntory Beverage & Food Ltd.*	2,500	84,362
Suzuken Co., Ltd.	1,400	46,163
Suzuki Motor Corp.	7,400	177,764
Sysmex Corp.	1,500	96,145
T&D Holdings, Inc.	11,900	147,846
Taiheiyo Cement Corp.	24,000	105,161
Taisei Corp.	20,000	98,683
Taisho Pharmaceutical Holdings Co., Ltd.	600	39,632
Taiyo Nippon Sanso Corp.	5,000	33,638
Takashimaya Co., Ltd.	7,000	65,768
Takeda Pharmaceutical Co., Ltd. (a)	16,500	780,473
TDK Corp.	2,500	98,366
Teijin Ltd.	20,000	46,186
Terumo Corp.	3,100	159,542
The Bank of Kyoto Ltd.	7,000	61,715
The Bank of Yokohama Ltd.	24,000	137,428
The Chiba Bank Ltd.	15,000	109,798
The Chugoku Bank Ltd.	3,000	42,266
The Furukawa Electric Co., Ltd.	13,000	30,049
The Gunma Bank Ltd.	8,000	46,960
The Hachijuni Bank Ltd.	8,258	51,508
The Hiroshima Bank Ltd.	10,000	42,747
The Iyo Bank Ltd.	5,000	52,549
The Joyo Bank Ltd.	14,000	75,445
The Shizuoka Bank Ltd.	12,000	136,950
The Suruga Bank Ltd.	4,000	69,045
THK Co., Ltd.	2,400	53,429
Tobu Railway Co., Ltd.	21,000	111,064
Toho Co., Ltd.	2,300	48,055
Toho Gas Co., Ltd.	8,000	41,945
Tohoku Electric Power Co., Inc.*	9,300	114,738
Tokio Marine Holdings, Inc.	14,200	465,835
Tokyo Electric Power Co., Inc.*	29,500	183,596
Tokyo Electron Ltd.	3,500	188,273
Tokyo Gas Co., Ltd.	50,000	274,842
Tokyo Tatemono Co., Ltd.	10,000	92,105
Tokyu Corp.	23,000	164,519
Tokyu Land Corp.	10,000	103,871
TonenGeneral Sekiyu KK	6,000	55,475
Toppan Printing Co., Ltd.	12,000	97,022
Toray Industries, Inc.	30,000	197,817
Toshiba Corp.	86,000	387,664
TOTO Ltd.	6,000	84,273
Toyo Seikan Kaisha Ltd.	3,300	64,931
Toyo Suisan Kaisha Ltd.	2,000	58,791
Toyoda Gosei Co., Ltd.	1,400	34,608
Toyota Boshoku Corp.	1,400	18,816
Toyota Industries Corp.	3,300	142,925
Toyota Motor Corp.	57,400	3,681,127
Toyota Tsusho Corp.	4,400	115,212
Trend Micro, Inc.	2,100	78,395
Tsumura & Co.	1,200	35,239
Ube Industries Ltd.	20,000	37,810
Unicharm Corp.	2,300	134,629
United Urban Investment Corp. (REIT)	47	71,752
USS Co., Ltd.	4,400	63,789
West Japan Railway Co.	3,800	163,005
Yahoo! Japan Corp.	29,800	169,679
Yakult Honsha Co., Ltd.	1,800	90,340
Yamada Denki Co., Ltd.	18,700	55,303
Yamaguchi Financial Group, Inc.	4,000	39,397
Yamaha Corp.	3,200	45,837
Yamaha Motor Co., Ltd.	5,800	85,253
Yamato Holdings Co., Ltd.	8,100	183,123
Yamato Kogyo Co., Ltd.	900	33,502
Yamazaki Baking Co., Ltd.	2,000	21,619
Yaskawa Electric Corp.	5,000	70,632
Yokogawa Electric Corp.	4,400	62,873
Yokohama Rubber Co., Ltd.	4,000	39,616

(Cost $39,374,376)		56,405,732
Luxembourg 0.3%
ArcelorMittal	20,392	280,446
Millicom International Cellular SA (SDR)	1,461	129,131
SES SA (FDR)	6,194	177,286
Tenaris SA	9,624	225,549

(Cost $766,539)		812,412
Macau 0.2%
Sands China Ltd.	49,219	305,193
Wynn Macau Ltd.	32,381	110,670

(Cost $123,165)		415,863
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	55,848
Netherlands 4.4%
Aegon NV (a)	37,705	279,193
Akzo Nobel NV	4,959	325,992
ASML Holding NV	7,499	739,607
CNH Industrial NV*	19,564	250,909
Corio NV (REIT)	1,434	61,716
Delta Lloyd NV	3,689	78,371
Fugro NV (CVA)	1,513	92,310
Gemalto NV (b)	62	6,657
Gemalto NV (b)	1,561	167,671
Heineken Holding NV	2,057	130,145
Heineken NV	4,906	347,414
ING Groep NV (CVA)*	80,031	908,130
Koninklijke (Royal) KPN NV*	65,629	209,179
Koninklijke Ahold NV	20,643	357,674
Koninklijke Boskalis Westminster NV	1,557	68,892
Koninklijke DSM NV	3,230	243,795
Koninklijke Philips NV	20,087	647,817
Koninklijke Vopak NV	1,474	84,399
OCI NV*	1,883	63,622
QIAGEN NV*	4,910	105,856
Randstad Holding NV	2,487	140,142
Reed Elsevier NV	14,812	297,683
Royal Dutch Shell PLC "A"	78,860	2,604,863
Royal Dutch Shell PLC "B"	53,256	1,840,666
TNT Express NV	7,242	66,029
Unilever NV (CVA)	33,979	1,322,300
Wolters Kluwer NV	6,204	159,750
Ziggo NV	3,464	140,340

(Cost $8,163,510)		11,741,122
New Zealand 0.1%
Auckland International Airport Ltd.	21,293	58,631
Contact Energy Ltd.	7,121	31,998
Fletcher Building Ltd.	14,135	111,539
Sky City Entertainment Group Ltd.	12,339	41,022
Telecom Corp. of New Zealand Ltd.	36,532	70,553

(Cost $122,935)		313,743
Norway 0.6%
Aker Solutions ASA	3,238	45,486
DnB ASA	19,925	302,645
Gjensidige Forsikring ASA	4,232	63,919
Norsk Hydro ASA	18,542	76,895
Orkla ASA	15,680	114,229
Statoil ASA	23,525	534,412
Telenor ASA	14,268	326,103
Yara International ASA	3,799	156,915

(Cost $593,165)		1,620,604
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	34,900	37,179
EDP - Energias de Portugal SA	41,011	149,834
Galp Energia, SGPS, SA "B"	7,061	117,672
Jeronimo Martins, SGPS, SA	5,139	105,563
Portugal Telecom, SGPS, SA (Registered) (a)	12,423	55,998

(Cost $399,007)		466,246
Singapore 1.5%
Ascendas Real Estate Investment Trust (REIT)	41,200	74,911
CapitaCommercial Trust (REIT)	39,000	45,093
CapitaLand Ltd.	51,125	126,051
CapitaMall Trust (REIT)	49,870	77,934
CapitaMalls Asia Ltd.	26,360	41,094
City Developments Ltd.	8,000	65,385
ComfortDelGro Corp., Ltd.	40,000	62,860
DBS Group Holdings Ltd.	34,973	458,044
Genting Singapore PLC	123,995	141,929
Global Logistic Properties Ltd.	63,000	145,249
Golden Agri-Resources Ltd.	148,373	61,544
Hutchison Port Holdings Trust (Units)	109,000	85,034
Jardine Cycle & Carriage Ltd.	2,604	79,215
Keppel Corp., Ltd.	31,149	258,776
Keppel Land Ltd.	14,749	41,654
Olam International Ltd. (a)	29,898	36,473
Oversea-Chinese Banking Corp., Ltd.	54,514	447,711
SembCorp Industries Ltd.	19,449	82,025
SembCorp Marine Ltd.	16,600	59,978
Singapore Airlines Ltd.	11,670	96,911
Singapore Exchange Ltd.	18,000	104,221
Singapore Press Holdings Ltd. (a)	32,758	107,352
Singapore Technologies Engineering Ltd.	31,000	103,117
Singapore Telecommunications Ltd.	163,301	485,886
StarHub Ltd.	12,000	41,046
United Overseas Bank Ltd.	26,822	442,281
UOL Group Ltd.	9,544	46,798
Wilmar International Ltd.	40,000	101,097
Yangzijiang Shipbuilding Holdings Ltd.	36,569	31,930

(Cost $2,205,135)		3,951,599
Spain 3.1%
Abertis Infraestructuras SA (a)	7,493	146,011
Acciona SA	503	28,764
ACS, Actividades de Construccion y Servicios SA	3,138	100,119
Amadeus IT Holding SA "A"	7,754	275,176
Banco Bilbao Vizcaya Argentaria SA	115,480	1,297,361
Banco de Sabadell SA (a)	59,475	149,770
Banco Popular Espanol SA*	25,718	139,270
Banco Santander SA	231,787	1,900,159
Bankia SA*	82,113	89,432
CaixaBank SA	24,099	105,841
Distribuidora Internacional de Alimentacion SA	12,637	110,015
Enagas SA	3,957	97,245
Ferrovial SA	8,238	148,555
Gas Natural SDG SA	7,149	149,856
Grifols SA	2,457	100,899
Grifols SA "B"	606	18,534
Iberdrola SA	99,319	579,103
Inditex SA	4,557	704,186
Mapfre SA	15,243	54,567
Red Electrica Corporacion SA	2,224	126,960
Repsol SA	18,064	449,318
Telefonica SA*	85,471	1,335,833
Zardoya Otis SA	3,150	51,120

(Cost $6,377,333)		8,158,094
Sweden 3.1%
Alfa Laval AB	6,380	154,012
Assa Abloy AB "B"	6,809	312,630
Atlas Copco AB "A"	13,732	402,285
Atlas Copco AB "B"	7,847	207,499
Boliden AB	6,418	96,206
Electrolux AB "B"	4,926	127,975
Elekta AB "B"	7,598	122,309
Getinge AB "B"	4,122	147,352
Hennes & Mauritz AB "B"	19,886	864,888
Hexagon AB "B"	4,835	145,719
Husqvarna AB "B"	8,521	55,328
Industrivarden AB "C"	2,351	43,323
Investor AB "B"	9,309	282,470
Kinnevik Investment AB "B"	4,847	168,025
Lundin Petroleum AB*	4,621	99,680
Nordea Bank AB	59,175	714,949
Ratos AB "B"	3,685	34,324
Sandvik AB	22,777	314,829
Scania AB "B"	6,519	139,588
Securitas AB "B"	6,200	70,829
Skandinaviska Enskilda Banken AB "A"	30,943	327,996
Skanska AB "B"	7,792	149,892
SKF AB "B"	8,510	236,977
Svenska Cellulosa AB "B"	11,970	302,038
Svenska Handelsbanken AB "A"	10,532	450,624
Swedbank AB "A"	19,080	444,989
Swedish Match AB	4,202	148,325
Tele2 AB "B"	6,281	80,352
Telefonaktiebolaget LM Ericsson "B"	63,714	848,621
TeliaSonera AB	48,497	371,639
Volvo AB "B"	31,686	474,691

(Cost $3,682,003)		8,340,364
Switzerland 9.6%
ABB Ltd. (Registered)*	45,932	1,085,082
Actelion Ltd. (Registered)*	2,209	156,845
Adecco SA (Registered)*	2,702	192,986
Aryzta AG*	1,808	120,853
Baloise Holding AG (Registered)	990	109,476
Banque Cantonale Vaudoise (Registered)	58	31,959
Barry Callebaut AG (Registered)*	53	53,185
Cie Financiere Richemont SA (Registered)	10,899	1,089,213
Coca-Cola HBC AG (ADR)	3,968	118,524
Coca-Cola HBC AG (CDI)*	184	5,515
Credit Suisse Group AG (Registered)	31,311	959,471
Ems-Chemie Holding AG (Registered)	162	57,258
Geberit AG (Registered)	788	212,838
Givaudan SA (Registered)*	169	247,207
Glencore Xstrata PLC	220,846	1,204,676
Holcim Ltd. (Registered)*	4,869	362,482
Julius Baer Group Ltd.*	4,554	212,586
Kuehne & Nagel International AG (Registered)	1,107	145,010
Lindt & Spruengli AG	17	69,781
Lindt & Spruengli AG (Registered)	2	94,993
Lonza Group AG (Registered)*	1,046	85,619
Nestle SA (Registered)	67,047	4,696,115
Novartis AG (Registered)	47,833	3,676,720
Pargesa Holding SA (Bearer)	514	38,527
Partners Group Holding AG	362	88,685
Roche Holding AG (Genusschein)	14,608	3,940,620
Schindler Holding AG	986	148,248
Schindler Holding AG (Registered)	451	65,459
SGS SA (Registered)	112	267,765
Sika AG (Bearer)	48	139,935
Sonova Holding AG (Registered)*	1,005	124,909
STMicroelectronics NV	13,087	120,623
Sulzer AG (Registered)	500	77,404
Swatch Group AG (Bearer)	654	421,896
Swatch Group AG (Registered)	904	101,789
Swiss Life Holding AG (Registered)*	652	123,436
Swiss Prime Site AG (Registered)*	1,125	87,085
Swiss Re AG*	7,401	612,181
Swisscom AG (Registered)	480	230,956
Syngenta AG (Registered)	1,950	796,678
Transocean Ltd.	7,358	327,569
UBS AG (Registered)*	75,981	1,554,429
Wolseley PLC	5,619	290,923
Zurich Insurance Group AG*	3,104	799,419

(Cost $12,348,256)		25,346,930
United Kingdom 18.6%
3i Group PLC	20,090	118,358
Aberdeen Asset Management PLC	19,489	119,511
Admiral Group PLC	4,013	80,124
Aggreko PLC	5,473	142,161
AMEC PLC	6,161	107,216
Anglo American PLC	29,096	715,496
Antofagasta PLC	8,131	107,927
ARM Holdings PLC	29,513	472,522
Associated British Foods PLC	7,734	235,136
AstraZeneca PLC	26,115	1,357,216
Aviva PLC	62,362	400,274
Babcock International Group PLC	7,337	142,013
BAE Systems PLC	68,372	502,771
Barclays PLC	254,260	1,093,938
BG Group PLC	71,005	1,357,356
BHP Billiton PLC	44,027	1,296,760
BP PLC	395,135	2,772,218
British American Tobacco PLC	39,949	2,119,713
British Land Co. PLC (REIT)	19,266	180,373
British Sky Broadcasting Group PLC	21,298	300,189
BT Group PLC	164,853	913,444
Bunzl PLC	6,778	146,755
Burberry Group PLC	8,992	238,128
Capita PLC	14,343	231,173
Carnival PLC	3,752	127,139
Centrica PLC	108,679	651,011
Cobham PLC	22,489	104,557
Compass Group PLC	38,378	527,620
Croda International PLC	2,797	120,250
Diageo PLC	52,317	1,662,458
Direct Line Insurance Group PLC	16,678	57,565
easyJet PLC	3,221	66,532
G4S PLC	29,190	120,197
GKN PLC	33,150	183,539
GlaxoSmithKline PLC	102,495	2,576,001
Hammerson PLC (REIT)	14,586	118,308
Hargreaves Lansdown PLC	4,336	68,759
HSBC Holdings PLC	387,150	4,195,628
ICAP PLC	10,901	66,075
IMI PLC	6,575	154,934
Imperial Tobacco Group PLC	20,043	742,595
Inmarsat PLC	9,305	106,893
InterContinental Hotels Group PLC	5,540	161,908
International Consolidated Airlines Group SA*	18,370	100,831
Intertek Group PLC	3,576	191,270
Intu Properties PLC (REIT)	13,767	71,607
Invensys PLC	13,490	108,919
Investec PLC	11,629	75,406
ITV PLC	75,601	214,617
J Sainsbury PLC	25,091	159,206
Johnson Matthey PLC	4,176	189,888
Kingfisher PLC	50,802	316,977
Land Securities Group PLC (REIT)	15,891	236,436
Legal & General Group PLC	120,490	383,264
Lloyds Banking Group PLC*	963,607	1,149,644
London Stock Exchange Group PLC	3,481	86,619
Marks & Spencer Group PLC	32,828	263,993
Meggitt PLC	16,100	143,034
Melrose Industries PLC	25,691	124,642
National Grid PLC	76,691	907,269
Next PLC	3,314	277,097
Old Mutual PLC	100,043	303,856
Pearson PLC	16,667	339,238
Persimmon PLC*	6,164	108,370
Petrofac Ltd.	5,352	121,919
Prudential PLC	53,444	996,334
Reckitt Benckiser Group PLC	13,519	989,242
Reed Elsevier PLC	24,449	329,319
Rexam PLC	16,171	126,040
Rio Tinto PLC	26,503	1,297,961
Rolls-Royce Holdings PLC*	39,411	710,256
Royal Bank of Scotland Group PLC*	43,437	252,516
RSA Insurance Group PLC	73,113	143,133
SABMiller PLC	20,090	1,024,109
Schroders PLC	2,055	85,705
Segro PLC (REIT)	14,764	74,097
Serco Group PLC	10,366	91,674
Severn Trent PLC	4,860	138,747
Smith & Nephew PLC	18,263	228,000
Smiths Group PLC	8,722	197,439
SSE PLC	20,316	485,229
Standard Chartered PLC	50,520	1,211,708
Standard Life PLC	48,245	269,789
Subsea 7 SA	5,318	110,534
Tate & Lyle PLC	9,602	114,512
Tesco PLC	168,805	981,342
The Sage Group PLC	23,219	123,938
The Weir Group PLC	4,331	163,434
Travis Perkins PLC	4,971	132,728
Tui Travel PLC	9,021	53,617
Tullow Oil PLC	18,410	305,431
Unilever PLC	26,803	1,035,177
United Utilities Group PLC	13,836	154,816
Vedanta Resources PLC	1,927	33,772
Vodafone Group PLC	1,012,865	3,571,592
Whitbread PLC	3,687	176,806
William Hill PLC	17,520	114,127
William Morrison Supermarkets PLC	45,417	205,915
WPP PLC	27,653	569,285

(Cost $33,055,418)		49,335,167

Total Common Stocks (Cost $163,824,018)		258,838,470
Preferred Stocks 0.6%
Germany
Bayerische Motoren Werke (BMW) AG	1,099	89,645
Fuchs Petrolub SE	725	60,712
Henkel AG & Co. KGaA	3,780	389,480
Porsche Automobil Holding SE	3,139	274,301
RWE AG	743	24,388
Volkswagen AG	3,006	708,551

Total Preferred Stocks (Cost $617,030)		1,547,077
Rights 0.1%
Hong Kong 0.0%
New World Development Co., Ltd., Expiration Date 12/31/2013* (Cost $0)	959	0
Spain 0.0%
Abertis Infraestructuras SA, Expiration Date 10/9/2013* (a)	7,493	7,289
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/14/2013*	115,480	15,779
Banco de Sabadell SA, Expiration Date 10/3/2013*	59,475	0

(Cost $18,327)		23,068
United Kingdom 0.1%
Barclays PLC, Expiration Date 10/2/2013* (Cost $0)	63,565	83,096

Total Rights (Cost $18,327)		106,164
Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.09% (e) (f) (Cost $11,959,702)	11,959,702	11,959,702
Cash Equivalents 0.6%
Central Cash Management Fund, 0.05% (e) (Cost $1,633,889)	1,633,889	1,633,889

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $178,052,966) †	103.2	274,085,302
Other Assets and Liabilities, Net	(3.2)	(8,430,135)

Net Assets	100.0	265,655,167

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $185,572,578.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $88,512,724.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,504,150 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,991,426.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $11,305,279, which is 4.3% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) Listed on the London Stock Exchange.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Euro Stoxx 50 Index	EUR	12/20/2013	51	1,986,377	6,275
FTSE 100 Index	GBP	12/20/2013	15	1,561,309	(31,564)
Hang Seng Index	HKD	10/30/2013	1	147,520	(2,590)
Nikkei 225 Index	JPY	12/12/2013	15	1,108,373	9,108
SPI 200 Index	AUD	12/19/2013	5	609,067	(5,570)
TOPIX Index	JPY	12/12/2013	1	121,725	1,527
Total net unrealized depreciation					(22,814)

At September 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	88,000	AUD	95,720	12/18/2013	838	Citigroup, Inc.
USD	80,000	CHF	74,277	12/18/2013	2,189	Citigroup, Inc.
USD	992,000	EUR	742,018	12/18/2013	12,047	Morgan Stanley
USD	462,000	GBP	290,033	12/18/2013	7,263	Morgan Stanley
USD	760,000	JPY	75,015,800	12/18/2013	3,587	Morgan Stanley
USD	240,000	SEK	1,577,262	12/18/2013	4,975	The Goldman Sachs & Co.
USD	40,000	SGD	50,731	12/18/2013	441	Citigroup, Inc.
Total unrealized appreciation					31,340

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	80,000	HKD	620,202	12/18/2013	(21)	Citigroup, Inc.

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At September 30, 2013 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	66,119,225	25.4%
Industrials	33,817,045	13.0%
Consumer Discretionary	30,937,152	11.9%
Consumer Staples	29,244,213	11.2%
Health Care	25,845,947	9.9%
Materials	21,396,015	8.2%
Energy	17,919,655	6.9%
Telecommunication Services	14,282,404	5.5%
Information Technology	11,290,672	4.3%
Utilities	9,639,383	3.7%
Total	260,491,711	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)
Australia	$—	$20,681,686	$0	$20,681,686
Austria	—	742,198	—	742,198
Belgium	—	2,998,197	—	2,998,197
Bermuda	—	343,379	—	343,379
Channel Islands	—	275,913	—	275,913
China	—	68,440	—	68,440
Denmark	—	2,904,461	—	2,904,461
Finland	—	2,256,033	—	2,256,033
France	—	25,012,469	—	25,012,469
Germany	—	21,186,196	—	21,186,196
Greece	—	100,655	—	100,655
Hong Kong	—	7,256,987	—	7,256,987
Ireland	—	1,822,551	—	1,822,551
Israel	—	1,158,496	—	1,158,496
Italy	—	5,067,085	—	5,067,085
Japan	—	56,405,732	—	56,405,732
Luxembourg	—	812,412	—	812,412
Macau	—	415,863	—	415,863
Mexico	—	55,848	—	55,848
Netherlands	—	11,741,122	—	11,741,122
New Zealand	—	313,743	—	313,743
Norway	—	1,620,604	—	1,620,604
Portugal	—	466,246	—	466,246
Singapore	—	3,951,599	—	3,951,599
Spain	—	8,158,094	—	8,158,094
Sweden	—	8,340,364	—	8,340,364
Switzerland	118,524	25,228,406	—	25,346,930
United Kingdom	—	49,335,167	—	49,335,167
Preferred Stocks	—	1,547,077	—	1,547,077
Rights	106,164	—	0	106,164
Short-Term Investments(g)	13,593,591	—	—	13,593,591
Derivatives(h) Futures Contracts	16,910	—	—	16,910
Forward Foreign Currency Exchange Contracts	—	31,340	—	31,340
Total	$13,835,189	$260,298,363	$0	$274,133,552
Liabilities
Derivatives(h) Futures Contracts	$(39,724)	$—	$—	$(39,724)
Forward Foreign Currency Exchange Contracts	—	(21)	$—	$(21)
Total	$(39,724)	$(21)	$—	$(39,745)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(22,814)	$—
Foreign Exchange Contracts	$—	$31,319

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013